Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 22,872	$ 22,813
Interest expense	15,006	15,325
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,061	2,250
Interest expense	3,186	3,133
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	20,746	20,499
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	19,844	19,566
Interest expense	11,820	12,192
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	902	933
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 65	$ 64